The following table reflects the continuity of stock options as at December 31, 2021 and December 31, 2020: (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 Number $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 Number $ / shares shares	Dec. 31, 2020 $ / shares shares
Stock Options
Beginning of the year	2,734,073	2,734,073		3,744,095
Beginning balance			$ 1.61			$ 1.32
Granted | Number		1,598,905
Granted			6.17
Exercised | Number		(363,176)			(823,937)
Exercised			(2.16)			(0.27)
Number of share options expired in share-based payment arrangement | Number		(46,311)			(186,085)
Expired			(7.28)			(2.06)
Ending balance	3,923,491			2,734,073	2,734,073
Ending balance			$ 3.35			$ 1.61
Exercisable | shares	2,668,573	2,668,573	2,668,573	2,242,837	2,242,837	2,242,837
Exercisable	$ 1.71	$ 1.71	$ 1.71	$ 1.44	$ 1.44	$ 1.44